Contingent Liabilities	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities	NOTE 12 - CONTINGENT LIABILITIES None.	NOTE 12 - CONTINGENT LIABILITIES None.